Columbia Emerging Markets Bond Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.0%
Country Garden Holdings Co., Ltd.(a)
12/31/2031	0.000%	1,993,132	177,389
Total Convertible Bonds (Cost $276,611)			177,389

Corporate Bonds & Notes 6.4%

Brazil 0.4%
Braskem Netherlands Finance BV(b)
01/31/2030	4.500%	2,038,000	1,262,503
Raizen Fuels Finance SA(b)
07/08/2032	6.250%	486,000	278,254
Total			1,540,757
China 0.0%
Country Garden Holdings Co., Ltd.(c)
12/31/2032	5.000%	962,057	122,220
Malaysia 0.5%
GENM Capital Labuan Ltd.(b)
04/19/2031	3.882%	1,930,000	1,749,577
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	1,532,000	1,044,123
Saudi Arabia 2.0%
EIG Pearl Holdings Sarl(b)
08/31/2036	3.545%	2,230,807	2,038,824
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	2,900,000	2,957,595
02/23/2038	6.129%	1,100,000	1,131,447
08/23/2042	6.103%	1,162,000	1,184,375
Total			7,312,241
South Korea 0.9%
LG Chem Ltd.(b)
07/07/2026	1.375%	1,286,000	1,281,423
LG Energy Solution Ltd.(b)
04/02/2035	5.875%	2,000,000	2,039,698
Total			3,321,121
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	540,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HTA Group Ltd.(b)
06/04/2029	7.500%		1,468,000	1,508,087
Total				2,048,585
Turkey 0.6%
Sisecam UK PLC(b)
05/02/2032	8.625%		2,050,000	2,076,420
United Arab Emirates 1.1%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		1,780,000	1,557,503
09/30/2040	2.940%		3,179,168	2,629,731
Total				4,187,234
Total Corporate Bonds & Notes (Cost $24,965,899)				23,402,278

Foreign Government Obligations(d),(e) 82.7%

Angola 0.9%
Angolan Government International Bond(b)
05/08/2048	9.375%		3,424,000	3,350,296
Argentina 2.6%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		11,729,527	9,042,434
07/09/2046	3.750%		568,409	417,046
Total				9,459,480
Bahrain 2.0%
Bahrain Government International Bond(b)
05/18/2034	5.625%		2,443,000	2,262,649
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%		2,707,000	2,547,298
09/03/2034	6.124%		2,476,000	2,456,406
Total				7,266,353
Brazil 1.5%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	4,355,000	789,957
Brazilian Government International Bond
01/22/2032	6.125%		1,436,000	1,473,516
01/27/2045	5.000%		501,000	400,884
05/13/2054	7.125%		1,152,000	1,154,062
01/12/2056	7.250%		1,829,000	1,831,579
Total				5,649,998

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 3.7%
Chile Government International Bond
01/05/2036	4.950%	7,354,034	7,284,760
Corp Nacional del Cobre de Chile(b)
01/30/2037	5.529%	3,543,000	3,493,479
01/30/2050	3.700%	548,000	377,421
Corporación Nacional del Cobre de Chile(b)
01/26/2036	6.440%	1,500,000	1,593,152
Empresa Nacional del Petroleo(b)
05/10/2033	6.150%	613,000	638,924
Total			13,387,736
Colombia 2.0%
Colombia Government International Bond
01/30/2030	3.000%	352,000	317,477
04/15/2031	3.125%	579,000	504,796
04/22/2032	3.250%	1,652,000	1,402,861
11/07/2036	7.750%	1,351,000	1,412,972
09/18/2037	7.375%	2,100,000	2,140,425
02/26/2044	5.625%	1,760,000	1,435,922
Total			7,214,453
Dominican Republic 3.3%
Dominican Republic International Bond(b)
01/30/2030	4.500%	3,880,000	3,746,157
09/23/2032	4.875%	1,288,000	1,222,904
10/28/2035	5.875%	3,100,000	3,049,492
04/30/2044	7.450%	3,110,000	3,344,360
06/05/2049	6.400%	800,000	770,936
Total			12,133,849
Ecuador 1.5%
Ecuador Government International Bond(b)
01/29/2034	8.750%	1,892,000	1,917,610
01/29/2039	9.250%	975,000	1,002,920
Ecuador Government International Bond(b),(f)
07/31/2035	6.900%	1,250,155	1,148,995
07/31/2040	5.000%	1,861,021	1,563,748
Total			5,633,273
Egypt 1.5%
Egypt Government International Bond(b)
02/21/2048	7.903%	2,316,000	2,070,148
02/16/2061	7.500%	3,901,000	3,265,875
Total			5,336,023
Ghana 1.0%
Ghana Government International Bond(b),(f)
07/03/2035	5.000%	3,915,276	3,661,566
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guatemala 0.5%
Guatemala Government Bond(b)
08/06/2031	6.050%	886,000	917,904
10/07/2033	3.700%	792,000	706,349
06/01/2050	6.125%	357,000	353,852
Total			1,978,105
Hungary 2.7%
Hungary Government International Bond(b)
09/22/2031	2.125%	5,967,000	5,167,238
09/22/2032	6.250%	296,000	313,945
03/26/2036	5.500%	3,469,000	3,476,490
09/21/2051	3.125%	1,700,000	1,064,308
Total			10,021,981
India 1.1%
Export-Import Bank of India(b)
02/01/2028	3.875%	2,000,000	1,976,019
01/15/2030	3.250%	2,000,000	1,904,376
Total			3,880,395
Indonesia 7.5%
Indonesia Government International Bond
09/18/2029	3.400%	5,000,000	4,859,298
02/11/2049	5.350%	422,000	406,410
10/30/2049	3.700%	1,899,000	1,393,509
Pertamina Persero PT(b)
11/07/2048	6.500%	1,000,000	1,032,596
Perusahaan Penerbit SBSN Indonesia III(b)
06/06/2032	4.700%	13,826,000	13,695,247
11/15/2033	5.600%	2,430,000	2,490,362
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
02/03/2036	5.450%	268,000	260,968
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%	4,114,000	3,341,888
Total			27,480,278
Ivory Coast 1.2%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%	1,267,300	1,286,866
04/01/2036	8.075%	830,000	904,620
01/30/2037	8.250%	1,900,000	2,097,366
Total			4,288,852
Jordan 0.3%
Jordan Government International Bond(b)
10/10/2047	7.375%	1,197,000	1,175,776
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.1%
Baiterek National Investment Holding JSC(b)
05/06/2033	5.200%		2,464,000	2,447,810
Development Bank of Kazakhstan(b)
04/15/2027	5.500%		1,401,000	1,413,423
KazMunayGas National Co. JSC(b)
04/19/2047	5.750%		2,005,000	1,916,557
QazaqGaz NC JSC(b)
05/08/2036	5.625%		1,795,000	1,760,432
Total				7,538,222
Kenya 0.5%
Republic of Kenya Government International Bond(b)
02/26/2039	8.700%		1,739,000	1,701,551
Lebanon 0.3%
Lebanon Government International Bond(b),(g)
04/12/2021	0.000%		1,768,000	480,020
11/04/2024	0.000%		1,510,000	381,330
03/20/2028	0.000%		1,041,000	267,922
Total				1,129,272
Mexico 8.6%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		3,200,000	2,765,522
01/28/2034	6.045%		263,000	257,982
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,589,828
Mexico Government International Bond
02/12/2034	3.500%		14,041,000	11,966,786
02/09/2038	6.125%		973,000	956,490
05/16/2040	5.375%	EUR	607,000	707,662
05/07/2054	6.400%		4,387,000	4,122,516
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,431,521
01/23/2045	6.375%		1,809,000	1,510,290
02/12/2048	6.350%		1,400,000	1,133,993
01/23/2050	7.690%		2,264,000	2,074,271
Total				31,516,861
Mongolia 0.1%
Mongolia Government International Bond(b)
01/19/2028	8.650%		340,000	357,533
Morocco 1.2%
OCP SA(b),(f),(h)
	6.741%		1,373,000	1,363,816
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(b)
03/01/2036	6.700%	839,000	871,967
06/23/2051	5.125%	2,636,000	2,108,918
Total			4,344,701
Nigeria 1.7%
Nigeria Government International Bond(b)
09/28/2028	6.125%	1,100,000	1,109,655
09/28/2033	7.375%	1,657,000	1,700,726
12/09/2034	10.375%	776,000	937,257
01/13/2036	8.631%	265,000	292,423
11/28/2047	7.625%	2,369,000	2,353,060
Total			6,393,121
Oman 1.4%
Oman Government International Bond(b)
01/17/2048	6.750%	3,518,000	3,845,941
OQ SAOC(b)
05/06/2028	5.125%	1,327,000	1,329,800
Total			5,175,741
Pakistan 0.6%
Pakistan Government International Bond(b)
12/05/2027	6.875%	1,000,000	1,000,443
04/08/2031	7.375%	1,078,000	1,056,971
Total			2,057,414
Panama 1.4%
Panama Government International Bond
03/01/2031	7.500%	1,026,000	1,137,093
09/29/2032	2.252%	2,200,000	1,850,744
01/19/2033	3.298%	2,186,000	1,947,172
Total			4,935,009
Paraguay 1.9%
Paraguay Government International Bond(b)
06/28/2033	3.849%	1,391,000	1,303,256
08/11/2044	6.100%	3,700,000	3,732,898
03/30/2050	5.400%	2,128,000	1,934,266
Total			6,970,420
Peru 2.0%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,454,072
11/18/2050	5.625%	5,041,000	4,873,077
Total			7,327,149
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,410,000	3,748,622

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.1%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,350,020
03/18/2054	5.500%	3,015,000	2,794,812
Total			4,144,832
Romania 2.4%
Romanian Government International Bond(b)
03/27/2032	3.625%	9,826,000	8,879,307
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	1,383,000	940,440
Saudi Arabia 4.7%
Avilease Capital Ltd.(b)
11/12/2030	4.750%	2,123,000	2,073,391
KSA Ijarah Sukuk Ltd.(b)
09/09/2030	4.250%	2,564,000	2,518,941
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,400,000	1,325,416
Saudi Government International Bond(b)
10/22/2030	3.250%	1,550,000	1,463,791
01/13/2035	5.625%	7,789,000	8,144,494
01/12/2056	5.875%	1,727,000	1,675,016
Total			17,201,049
South Africa 2.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	3,500,000	2,959,737
04/20/2052	7.300%	2,676,000	2,679,243
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%	925,000	986,699
12/11/2055	7.250%	532,000	525,047
Total			7,150,726
Sri Lanka 0.7%
Sri Lanka Government International Bond(b)
04/15/2028	4.000%	205,468	196,783
Sri Lanka Government International Bond(b),(f)
01/15/2030	3.100%	290,052	283,964
03/15/2033	3.350%	568,932	521,786
06/15/2035	3.600%	384,160	304,842
05/15/2036	3.600%	266,616	258,367
02/15/2038	3.600%	1,042,797	1,012,484
Total			2,578,226
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 4.4%
Turkey Government International Bond
02/17/2028	5.125%	4,900,000	4,862,864
03/14/2029	9.375%	800,000	869,123
04/26/2029	7.625%	2,400,000	2,502,673
05/30/2040	6.750%	760,000	715,917
05/11/2047	5.750%	1,328,000	1,045,346
Turkiye Government International Bond
03/13/2030	5.250%	2,526,000	2,439,541
05/15/2034	7.625%	2,638,000	2,749,337
01/03/2035	6.500%	1,000,000	967,232
Total			16,152,033
Ukraine 1.5%
Ukraine Government International Bond(b),(f)
02/01/2032	4.000%	2,492,400	2,039,956
02/01/2034	4.500%	1,207,380	822,444
02/01/2035	4.500%	2,916,237	1,961,529
02/01/2036	4.500%	918,266	607,947
Total			5,431,876
United Arab Emirates 5.2%
Abu Dhabi Developmental Holding Co. PJSC(b)
05/06/2035	5.000%	1,585,000	1,561,345
Abu Dhabi Future Energy Co. PJSC Masdar(b)
07/25/2034	5.250%	2,100,000	2,106,148
Adnoc Murban Rsc Ltd.(b)
09/11/2034	4.500%	1,700,000	1,635,830
DAE Sukuk Difc Ltd.(b)
10/16/2030	4.500%	1,748,000	1,686,454
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,500,000	1,488,835
05/08/2035	5.500%	1,390,000	1,389,481
DP World Ltd.(b)
09/25/2048	5.625%	1,000,000	929,668
DP World PLC(b)
07/02/2037	6.850%	6,210,000	6,733,947
MDGH GMTN (RSC), Ltd.(b)
04/28/2033	5.500%	1,292,000	1,331,420
Total			18,863,128
Uruguay 1.7%
Oriental Republic of Uruguay
09/10/2060	5.250%	2,800,000	2,576,093
Uruguay Government International Bond
11/20/2045	4.125%	776,054	667,575
06/18/2050	5.100%	3,200,000	2,975,121
Total			6,218,789
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 2.0%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	16,531,520	6,515,631
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	1,613,800	766,422
Total			7,282,053
Zambia 0.6%
Zambia Government International Bond(b)
12/31/2053	0.500%	2,645,445	2,105,154
Total Foreign Government Obligations (Cost $296,393,206)			302,061,643

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(i),(j)	32,515,302	32,502,296
Total Money Market Funds (Cost $32,502,374)		32,502,296
Total Investments in Securities (Cost $354,138,090)		358,143,606
Other Assets & Liabilities, Net		7,159,366
Net Assets		$365,302,972
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,440,764 EUR	2,879,041 USD	Citi	06/18/2026	30,142	—
97,979,057 MXN	5,679,113 USD	HSBC	06/18/2026	35,335	—
Total				65,477	—
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $211,874,524, which represents 58.00% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	24,598,942	123,017,708	(115,114,276)	(78)	32,502,296	(3,864)	676,241	32,515,302

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2026 (Unaudited)
Currency Legend
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Emerging Markets Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT141_(07/26)